Fair Value Measurement - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Abstract]
Fair value assets transferred from level 1 to level 2	¥ 0	¥ 0
Fair value assets transferred from level 2 to level 1	0	0
Fair value assets transferred into level 3	0	0
Fair value assets transferred out of level 3	¥ 0	¥ 0